Capital and Reserves (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2019 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CAD ($) $ / shares shares	Dec. 31, 2019 $ / shares	Feb. 28, 2019 $ / shares
CapitalCommitmentsLineItems [Line Items]
Common stock, shares authorized, unlimited		Unlimited	Unlimited	Unlimited
Common stock, par value | $ / shares
Weighted average fair value at measurement, share options granted | $ / shares		$ 0.56		$ 0.54
Recognized share-based compensation		$ 3,898		$ 4,656
Weighted average exercise price for exercisable options | $ / shares		$ 0.95		$ 1.00
Restricted stock unit recognized equity-settled		$ 29		$ 96
Increase decrease in restricted stock unit liability		$ 43		$ 17
Settlement description		On the settlement of the cash-settled RSUs, the RSU liability was reduced to $nil with $58 transferred to share capital for shares issued with the remainder remitted to the tax authorities.	On the settlement of the cash-settled RSUs, the RSU liability was reduced to $nil with $58 transferred to share capital for shares issued with the remainder remitted to the tax authorities.
December 2019 [Member]
CapitalCommitmentsLineItems [Line Items]
Brought deal offering shares | shares		41,975,000	41,975,000
Brought deal offering amount		$ 20,561
Transaction cost		$ 1,909
Commission, percentage		7.50%			7.50%
Raised net proceeds of bought deal offering		$ 18,652
August 2019 [Member]
CapitalCommitmentsLineItems [Line Items]
Brought deal offering shares | shares		15,333,334	15,333,334
Brought deal offering amount		$ 15,318
Transaction cost		$ 1,215
Commission, percentage		6.00%			6.00%
Raised net proceeds of bought deal offering		$ 14,103
June 2019 [Member]
CapitalCommitmentsLineItems [Line Items]
Brought deal offering shares | shares		12,200,000	12,200,000
Brought deal offering amount		$ 6,594
Commission, percentage		6.00%			6.00%
March 2019 [Member]
CapitalCommitmentsLineItems [Line Items]
Brought deal offering shares | shares		17,968,750	17,968,750
Brought deal offering amount		$ 15,337
Transaction cost		$ 1,383
Commission, percentage		6.00%			6.00%
Raised net proceeds of bought deal offering		$ 13,954
2017 Rolling Option Plant [Member]
CapitalCommitmentsLineItems [Line Items]
Percentage of outstanding common shares		10.00%			10.00%
U.S. $ [Member] | December 2019 [Member]
CapitalCommitmentsLineItems [Line Items]
Brought deal offering, per share | $ / shares			$ 0.37
Brought deal offering amount			$ 15,531
U.S. $ [Member] | August 2019 [Member]
CapitalCommitmentsLineItems [Line Items]
Brought deal offering, per share | $ / shares			$ 0.75
Brought deal offering amount			$ 11,500
U.S. $ [Member] | June 2019 [Member]
CapitalCommitmentsLineItems [Line Items]
Brought deal offering, per share | $ / shares			$ 0.41
Brought deal offering amount			$ 5,002
U.S. $ [Member] | March 2019 [Member]
CapitalCommitmentsLineItems [Line Items]
Brought deal offering, per share | $ / shares			$ 0.64
Brought deal offering amount			$ 11,500
Broker Warrants [Member] | June 2019 [Member]
CapitalCommitmentsLineItems [Line Items]
Transaction cost		$ 818
Raised net proceeds of bought deal offering		$ 5,776
Non-transferable share purchase warrants | shares		244,000	244,000
Non-transferable share purchase warrants maturity date		Jun. 24, 2020	Jun. 24, 2020
Risk free rate		1.45%	1.45%
Expected volatility		72.90%	72.90%
Expected life		1 year	1 year
Broker Warrants [Member] | U.S. $ [Member] | June 2019 [Member]
CapitalCommitmentsLineItems [Line Items]
Non-transferable share purchase warrants, per share | $ / shares					$ 0.41
Share price | $ / shares		$ 0.61
Private Placement [Member] | December 2019 [Member]
CapitalCommitmentsLineItems [Line Items]
Subscriptions received for private placement, shares | shares		1,426,500	1,426,500
Subscriptions received for private placement, amount		$ 699
Private Placement [Member] | December 2019 [Member] | Maximum [Member]
CapitalCommitmentsLineItems [Line Items]
Transaction cost		$ 6
Offering concurrent private placement amount			$ 5,000
Private Placement [Member] | August 2019 [Member] | Investors [Member]
CapitalCommitmentsLineItems [Line Items]
Non-brokered private placement shares | shares		2,866,665	2,866,665
Non-brokered private placement, amount		$ 2,844
Private Placement [Member] | June 2019 [Member] | Investors [Member]
CapitalCommitmentsLineItems [Line Items]
Non-brokered private placement shares | shares		3,660,000	3,660,000
Non-transferable share purchase warrants | shares		1,975	1,975
Private Placement [Member] | March 2019 [Member]
CapitalCommitmentsLineItems [Line Items]
Transaction cost		$ 139
Raised net proceeds of bought deal offering		3,103
Stock issued during period, shares		$ 3,769,476
Share price | $ / shares		$ 0.86
Stock issed during period		$ 3,242
Private Placement [Member] | U.S. $ [Member] | August 2019 [Member] | Investors [Member]
CapitalCommitmentsLineItems [Line Items]
Non-brokered private placement, amount			$ 2,150
Private Placement [Member] | U.S. $ [Member] | June 2019 [Member] | Investors [Member]
CapitalCommitmentsLineItems [Line Items]
Non-brokered private placement, amount			1,500
Private Placement [Member] | U.S. $ [Member] | March 2019 [Member]
CapitalCommitmentsLineItems [Line Items]
Share price | $ / shares					$ 0.64
Stock issed during period			$ 2,412
Private Placement [Member] | Special Warrants [Member]
CapitalCommitmentsLineItems [Line Items]
Transaction cost	$ 232	$ 2
Stock issued during period, shares	$ 10,150,322
Warrant price per share | $ / shares	$ 0.83			$ 0.83
Proceeds from issuance of warrants	$ 8,424
Net proceeds of warrant	$ 8,192
Private Placement [Member] | Special Warrants [Member] | U.S. $ [Member]
CapitalCommitmentsLineItems [Line Items]
Warrant price per share | (per share)				$ 0.62		$ 0.62
Deferred Share Units Plan [Member]
CapitalCommitmentsLineItems [Line Items]
Non-executive directors received compensation percentage		100.00%	100.00%
Deferred share units outstanding | shares		458,129	458,129	458,129
Deferred Share Units Plan [Member] | Maximum [Member]
CapitalCommitmentsLineItems [Line Items]
Percentage of outstanding common shares		2.00%			2.00%
Group's Share-Based Compensation Plans [Member] | Minimum [Member]
CapitalCommitmentsLineItems [Line Items]
Total number of shares issued outstanding shares percentage		10.00%	10.00%